GOODWILL - Changes in carrying amount (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
GOODWILL
Gross carrying values	¥ 5,642	¥ 5,757		¥ 5,606
Accumulated impairment loss	(421)	(439)		(411)
Goodwill	5,221	5,318	$ 715	5,195
Impairment loss recognized during the year		(4)
Net foreign exchange-goodwill	(115)	151
Net foreign exchange-impairment loss	¥ 18	¥ (24)
Hypothetical decline in projected cash flow or increase in the discount rate (as a percent)	5.00%	5.00%	5.00%
Legacy Huazhu
GOODWILL
Gross carrying values	¥ 3,036	¥ 3,036		3,036
Accumulated impairment loss	(4)	(4)		(4)
Goodwill	¥ 3,032	¥ 3,032		3,032
Percentage of fair value exceeded the carrying value	100.00%	100.00%	100.00%
Legacy DH
GOODWILL
Gross carrying values	¥ 2,606	¥ 2,721		2,570
Accumulated impairment loss	(417)	(435)		(407)
Goodwill	2,189	2,286		¥ 2,163
Impairment loss recognized during the year		(4)
Net foreign exchange-goodwill	(115)	151
Net foreign exchange-impairment loss	¥ 18	¥ (24)
Percentage of fair value exceeded the carrying value	36.00%	17.00%	36.00%
Fair value exceeded carrying value	¥ 794	¥ 490